Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of Outstanding Warrants	The following table presents the outstanding warrants, as of June 30, 2024 and their terms:
Date of issuance	Number of outstanding warrants		Exercise price for one Ordinary share	Expiration date
February 16, 2023	181,575		$16.66	February 1, 2028
February 16, 2023	52,251	(*)	NIS 61.3	February 1, 2028
January 24, 2023	14,822	(*)	NIS 61.3	January 24, 2025
June 15, 2023	248,778		$12.0	June 12, 2028
January 25, 2024	888,890		$5.0	January 25, 2029
(*)	Presented as a warrants' liability in the balance sheet, see note A(1) above.

Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price	Information on the share option awards outstanding and the related weighted average exercise price as of and for the Six months ended June 30, 2024, are presented in the table below:
Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic value
Outstanding at beginning of the period	133,976	$0.82 - $247.1	$57,959
Granted	27,544	$0.01 - $10.7	$53,015
Exercised**	(1,805)	$1.60	$7,565
Forfeited	(4,272)	$40.0 - $62.2	-
Expired	(5,360)	$38.3 - $48.6	-
Outstanding at end of the year	150,083	$0.01 - $247.1	$23,525
Exercisable at end of the year	114,535	$0.01 - $247.1	$23,525
*	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency (see also Note 2B).
**	Average share price for options exercised in 2024 – $ 5.79.

Schedule of Stock-Based Awards Outstanding	The following table summarizes information about stock-based awards outstanding and exercisable at June 30, 2024:
	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$10.7 - $0.01	39,083	5.9	36,083	6.2
$61.4 - $40.0	55,375	6.4	37,683	6.3
$76.7	19,425	1.0	14,569	1.0
$ 100	6,200	4.0	6,200	4.0
$123.5; $185.3; $247.1	30,000	7.7	20,000	7.7
$0.01 - $247.1	150,083	5.8	114,535	5.7

Schedule of Share-Based Compensation Expense	Share-based compensation expense for the periods ended June 30, 2024 and 2023 was as follows (U.S. dollars in thousands):
	Six months ended June 30
	2024	2023

Cost of revenue	8	68
Research and development	292	379
Sales and marketing	124	209
General and administrative	491	753
Total share-based compensation expenses	915	1,409

Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model	The calculated fair value of options granted was estimated using the Black-Scholes pricing model with the following assumptions:
	Six months period ended June 30
	2024	2023
Risk-free interest rate	3.92%-4.4%	4.75%
Expected option term (in years)	3-5	10.0
Expected price volatility	96%-103%	76%
Fair value of an ordinary share	$2.17-$6.10	NIS 32.6
Dividend yield	0%	0%